Other financial Assets - Summary of Other Financial Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Non-current
Finance lease receivables	₨ 3,090		₨ 4,270
Security deposits	1,318		1,221
Dues from officers and employees	30		59
Advance to customer	225		0
Other receivables	1		0
Other Non-current financial assets	4,664	$ 54	5,550
Current
Finance lease receivables	5,144		5,307
Security deposits	1,827		2,035
Interest receivables	596		230
Dues from officers and employees	505		596
Claims Receivables	195		145
Advance to customer	70		0
Other receivables	111		2,223
Other current financial assets	8,448	$ 99	10,536
Other financial assets	₨ 13,112		₨ 16,086